Capital and reserves - Authorized share capital (Narrative) (Details) SFr / shares in Units, SFr in Thousands	Dec. 31, 2017 CHF (SFr) SFr / shares shares
Disclosure of classes of share capital [line items]
Authorized capital | SFr	SFr 8,860
Nominal value (in CHF per share) | SFr / shares	SFr 0.40
Board of Directors
Disclosure of classes of share capital [line items]
Registered shares (in shares) | shares	22,150,000